Subsequent events (Details)					1 Months Ended	12 Months Ended
	Jan. 27, 2022 USD ($)	Jan. 13, 2022 USD ($)	Dec. 29, 2021 USD ($)	Nov. 10, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 27, 2022 USD ($) shares	Jan. 13, 2022 SEK (kr)	Dec. 13, 2021 USD ($) $ / shares shares	Nov. 12, 2021	Dec. 31, 2020 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Bonds issued						$ 4,090,000,000						$ 4,297,000,000
Borrowings						7,744,000,000						5,691,000,000
Derivative financial instruments						0 [1]						1,000,000
Share capital						$ 153,000,000						$ 153,000,000
Number of shares authorised (in shares) | shares						133,333,200						133,333,200
Par value per share (usd per share) | $ / shares						$ 1.50				$ 1.50		$ 1.50
Share capital, increase										$ 300,000,000
Number of shares authorised, increase | shares										200,000,000
Guatemala joint ventures
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired											45.00%
Repayments of non-current borrowings						$ 193,000,000
Financing | Guatemala joint ventures
Disclosure of non-adjusting events after reporting period [line items]
Percentage of controlling interest acquired											45.00%
Earn Out Income Settlement | Zantel
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from earn-out income settlement					$ 11,000,000
Share Capital Increase
Disclosure of non-adjusting events after reporting period [line items]
Share capital								$ 199,999,800
Number of shares authorised (in shares) | shares								133,333,200
Par value per share (usd per share) | $ / shares						$ 1.50	$ 1.50
Share capital, increase							$ 300,000,000
Number of shares authorised, increase | shares							200,000,000
5.125% 10 Year Bond | Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term	10 years
Bonds issued	$ 900,000,000
Borrowings, interest rate	5.125%
Bridge Loan Agreement With Consortium Of Banks
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term				6 months
Borrowings face amount				$ 2,150,000,000
Repayments of non-current borrowings			$ 500,000,000
Bridge Loan Agreement With Consortium Of Banks | Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							$ 450,000,000
Borrowings face amount				$ 2,150,000,000
5 Year Sustainability Bond | Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings term		5 years
Bonds issued		$ 252,000,000							kr 2,250,000,000
Adjustment to interest rate basis		3.496%							3.496%
Colombia Movil S.A. Syndicated Loan | Financing
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings					100,000,000
Colombia Movil S.A. Syndicated Loan | Financing | Currency swap contract
Disclosure of non-adjusting events after reporting period [line items]
Derivative financial instruments					50,000,000
Cross currency swaps terminated					$ 50,000,000

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.